Retirement-Related Benefits - Investment Strategy (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 51,784	$ 48,213	$ 52,694
U.S. | Personal Pension Plan (PPP) | Qualified Plans
Investment Policies And Strategies
Fair Value of plan assets	$ 51,784	48,213
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	12.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	80.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	4.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	4.00%
U.S. | Personal Pension Plan (PPP) | Qualified Plans | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 4,043
Commitments for future investments in private markets	1,347
Non-U.S.
Investment Policies And Strategies
Fair Value of plan assets	$ 40,319	$ 36,758	$ 40,798
Non-U.S. | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	20.00%
Non-U.S. | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	71.00%
Non-U.S. | Real estate
Investment Policies And Strategies
Target allocation (as a percent)	3.00%
Non-U.S. | Other investments
Investment Policies And Strategies
Target allocation (as a percent)	6.00%